Summary of Significant Accounting Policies - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Accounts Receivable	$ 12,007,267	$ 11,437,581
Allowance for doubtful accounts	(3,868,160)	(3,441,650)
Accounts Receivable - Net	8,139,107	7,995,931
Accounts Receivable-related parties	12,246,613	9,787,645
Allowance for doubtful accounts	(1,297,720)	(242,192)
Accounts Receivable-related parties- Net	10,948,893	9,545,453
Non-current Accounts Receivable	643,641	1,078,777
Allowance for doubtful accounts	(160,910)
Non-current Accounts Receivable - Net	$ 482,731	$ 1,078,777